Accounting policies IFRS 16 disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure changes in accounting policy IFRS 16 [Line Items]
Right-of-use assets	€ 72.4	€ 0.0
Lease liabilities	109.0
Other provisions	46.8	113.7	€ 140.8	€ 46.8
Increase (decrease) in accounting estimate	210.3	227.1	168.5
EBITDA	€ 351.8	€ 329.4	€ 285.3
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		2.90%
Bjuv Facility | Sweden | Onerous/unfavorable contracts - lease
Disclosure changes in accounting policy IFRS 16 [Line Items]
Other provisions		€ 66.9